Income Taxes (Details 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unrecognized Tax Benefits Rollforward (Table Amounts) [Abstract]
Unrecognized tax benefits at beginning of the year	$ 429	$ 416	$ 488
Additions based on tax positions related to the current year	19	12	5
Additions for tax positions of prior years	4	61	15
Statute expiration			(9)
Settlements	(326)	(60)	(83)
Net change in unrecognized tax benefits	(303)	13	(72)
Unrecognized tax benefits at end of the year	$ 126	$ 429	$ 416